Organization - Schedule of VIEs (Detail) (Consolidated VIEs [Member])	12 Months Ended
Dec. 31, 2013
Beijing Autohome Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 28, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising and dealer subscription services
Beijing Shengtuo Autohome Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising services
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 08, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising and dealer subscription services
Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 12, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising services
Shanghai Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 31, 2011
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising services
Guangzhou Youche Youjia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	May 08, 2012
Place of incorporation	PRC
Percentage of direct ownership by the Company
Principal activities	Provision of online advertising services